UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

New World Fund

[photo of a person with a red umbrella looking at the hills from Wangfenglin (Forest of Ten Thousand Peaks), Guizhou, China]

Semi-annual report for the six months ended April 30, 2009

New World Fund® seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2009 (the most recent calendar quarter-end):

			Lifetime
Class A shares	1 year	5 years	(since 6/17/99)

Reflecting 5.75% maximum sales charge	–46.76%	3.81%	4.99%

The total annual fund operating expense ratio was 1.08% for Class A shares for the 12 months ended March 31, 2009. Please note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 26 to 30 and the Expense Example on page 32, which are annualized for the six-month period ended April 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 30 for details.

Results for other share classes can be found on page 33.

Equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to risks, such as currency fluctuations and political instability. Investing in smaller companies entails additional risks. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a person with an umbrella looking at the hills from Wangfenglin (Forest of Ten Thousand Peaks), Guizhou, China]

For the six-month period ended April 30, 2009, the value of an investment in New World Fund gained 5.7% if, like most shareholders, you reinvested the dividend of $0.506 per share that was paid in December 2008. A capital gain distribution was not paid during this period.

The fund seeks long-term capital appreciation and to reduce the volatility normally associated with investing in developing countries by blending three types of investments. These include stocks of companies based in the developing world, stocks of multinational companies based in the developed world that have substantial operations in developing markets, and government and corporate bonds of developing-country issuers. New World Fund’s diversified portfolio helped buoy fund results during a volatile period.

As you can see in the table below, New World Fund gained more than its primary benchmark, the MSCI ACWI (All Country World Index), which declined 3.0% during the period. The fund’s returns also outpaced those of developed-country stocks in general, as measured by the MSCI World Index, which fell 5.1%. The fund trailed the returns of developing-country stocks in general, as measured by the MSCI Emerging Markets (EM) Index, which gained 17.5%.

[Begin Sidebar]
Results at a glance

For periods ended April 30, 2009, with all distributions reinvested

	Total returns		Average annual total returns
	Six months	1 year	5 years	Lifetime
				(since 6/17/99)

New World Fund (Class A shares)	5.72%	–40.24%	8.15%	6.72%

MSCI indexes:
ACWI (All Country World Index)	–3.00	–39.35	0.32	–0.71
World Index	–5.09	–38.91	–0.49	–1.15
Emerging Markets (EM) Index	17.52	–42.71	11.46	7.55

J.P. Morgan Emerging Markets
Bond Index Plus	19.03	–4.31	8.05	10.78

Because New World Fund invests in companies based in both the developed and developing worlds, its most appropriate benchmark is the MSCI ACWI (All Country World Index), which blends the MSCI World and Emerging Markets indexes, weighted by ACWI market capitalization. The MSCI World Index measures 23 developed-country stock markets, while the MSCI Emerging Markets Index measures 23 developing-country stock markets. New World Fund also invests in developing-country government and corporate bonds. The J.P. Morgan Emerging Markets Bond Index Plus measures total returns for developing-country bonds. These indexes are unmanaged and do not reflect the effect of sales charges, commissions or expenses.

[End Sidebar]

[Begin Sidebar]
Where the fund’s assets are invested

Geographical distribution of net assets on April 30, 2009
Developed-country equities	32.9%

Asia
Hong Kong	2.1
Japan	1.6
South Korea	1.1
Taiwan	.6
Australia	.5
Singapore	.4

The Americas
United States	5.2
Canada	1.1

Europe
United Kingdom	6.1
Switzerland	3.1
Germany	2.2
France	1.7
Spain	1.5
Belgium	1.4
Italy	1.1
Denmark	.9
Finland	.8
Austria	.7
Netherlands	.5
Greece	.1
Norway	.1

Africa/Middle East
Qatar	.1

Developing-country equities	44.6%

Asia
China	5.7
India	4.6
Philippines	3.0
Indonesia	2.9
Malaysia	1.4
Thailand	.8
Pakistan	.5

The Americas
Brazil	6.5
Mexico	3.9
Colombia	.6
Peru	.1

Europe
Russia	3.6
Turkey	1.3
Slovenia	.8
Poland	.6
Hungary	.5
Czech Republic	.2

Africa/Middle East
Israel	4.5
South Africa	2.9
Oman	.1
Egypt	.1

Developing-country bonds	12.1%

Asia
Philippines	.4
Malaysia	.1

The Americas
Brazil	3.2
Mexico	2.0
Colombia	1.4
Peru	.7
Panama	.6
Dominican Republic	.2
Argentina	.1

Europe
Turkey	1.7
Russia	1.1
Poland	.3

Africa/Middle East
Egypt	.2
South Africa	.1

Developed-country bonds	.1%

The Americas
United States	.1

Short-term securities & other assets less liabilities	10.3%

Total	100.0%
[End Sidebar]

The following is an overview — broken down by the fund’s three principal investment areas — of some recent developments that have influenced the fund’s results over the period.

Developing-country equities
Equity markets were volatile during the period, but less so than in the preceding six months, when the uncertainties of the global credit crisis caused stock prices to fall steeply and indiscriminately. From late October 2008 to early March 2009, developing-country equities were unsettled and relatively flat, but they began a rally in early March that continued through the end of April. One key distinction of the recent period is that fundamentals matter again, and the market is differentiating between countries, industries and, most importantly, companies that are doing the right things.

Markets that are less dependent on the credit cycle (less highly leveraged) and/or less dependent on exports did especially well. In that regard, Brazil (25.1%), China (30.1%) and India (15.4%) all enjoyed significant gains.* Russia, on the other hand, fell 2.9%, in part due to its heavy dependence on exports and high levels of government and corporate debt.

*Country returns are based on MSCI indexes, expressed in U.S. dollars, and assume the reinvestment of dividends, unless otherwise noted.

The fund’s holdings in shares of telecommunication companies made gains during the period. América Móvil, Latin America’s largest cellular communications provider and the fund’s largest holding, gained 6.2%. Philippine Long Distance Telephone, the leading international and domestic telephone company in the Philippines and the fund’s eighth-largest holding, moved ahead 11.8%. MTN Group, a South African-based mobile phone provider and the fund’s ninth-largest holding, advanced 14.8%.

The portfolio’s investments in energy companies also had strong gains during the period. Petróleo Brasil (Petrobras), one of the world’s largest oil companies and the fund’s 10th-largest holding, gained 24.3%. Shares of Gazprom, on the other hand, the largest natural gas producer and transporter in Russia and the fund’s third-largest holding, declined 12.9%.

Despite the negative headlines surrounding the industry, the fund’s holdings in financial companies generally did well. Itaú Unibanco, one of Brazil’s leading private commercial banks and the fund’s sixth-largest holding, gained 29.4%. As of the date of this report, the fund’s investments in banks tended to be in the large, national entities that were less involved in the financial products that precipitated the financial crisis. Instead, these companies tend to operate more locally as traditional banks with depositors and direct lending. As the perception of the health of local economies has improved, many of these companies have rallied.

Health care companies in the portfolio generally declined, but Teva Pharmaceutical Industries, the leading drug company in Israel and the fund’s second-largest holding, gained 2.4%. Material-producing companies in the portfolio were down slightly. Israel Chemicals, a leading producer of fertilizers, bromine and other chemicals and compounds and the fund’s seventh-largest holding, fell 15.1%.

Developing-country equities accounted for 44.6% of the fund’s net assets, down slightly from 47.2% at the fund’s fiscal year-end.

Developed-country equities
Equities in developed countries did not fare as well in general as their developing-country counterparts. Companies in the U.S. fell 8.0%. In Europe, results were mixed. France (–2.3%), Germany (–3.0%), Switzerland (–9.5%) and the U.K. (–8.6%) all lost ground, though Belgium (7.2%) and Spain (6.0%) advanced. In Asia, Hong Kong (20.0%) and South Korea (20.8%) both had very strong returns, though Japan (–2.3%) was down.

Consumer staples companies in the portfolio made modest gains, though two of the largest holdings, both in developed countries, lost value. Nestlé, the Swiss-based global packaged food and beverage company and the fund’s fourth-largest holding, fell 16.5%. Anheuser-Busch InBev, the fund’s fifth-largest holding and one of the world’s largest brewers, declined 24.1%.

Developed-country equities accounted for 32.9% of net assets, which was up slightly from 30.4% at the fund’s fiscal year-end.

Developing-country bonds
The fund invests in developing-country bonds for their potential total return — that is, income plus price appreciation. During the period, returns were strong for bonds in developing countries. Investors returning to the market may have seen bonds as a less volatile alternative to equities. In general, the bond market has been more stable than the equity market and began to recover sooner from recent lows. Late last year, during the worst of the credit crisis, fixed-income markets were all but frozen. That is no longer the case, and issuers once again have access to financing.

Bonds in countries with sound fiscal policies have tended to do well as investors felt confidence in the issuers’ ability to pay. In addition, many of the developing-market countries had been through severe economic crises in the past 15 years, some of them multiple times, which may have made their debt a little less susceptible to damage. However, local currencies may continue to be volatile going forward.

Over the past six-month period, the fund’s bond holdings increased to 12.2% of net assets from 11.0% at the fund’s fiscal year-end.

Looking forward
One distinctive quality of the downturn in late 2008 was that three economic cycles all turned downward around the same time. In the inventory cycle, companies experienced overcapacity as demand for products decreased. In the capital expenditure cycle, companies began to spend less due to the uncertain outlook. Finally, in the household debt cycle, consumers cut back on borrowing, further depressing demand. The common theme in all of these reductions has been a decreased supply of financing. While there are some signs that the inventory cycle is improving, the other two cycles remain unsteady. However, the liquidity problems that plagued fixed-income and some equity markets late last year have eased noticeably.

We continue to believe in the resiliency of the fund’s design and its focus on the three investment pillars of developing-country equities, developed-country equities and developing-country debt. As the markets return to more normal functioning, we believe the fund’s holdings continue to have the potential to do well over the long term. One encouraging sign is that we are seeing many companies in developing countries with excellent prospects and attractive valuations. However, markets will likely remain volatile.

We thank you for your continued support and for your commitment to long-term investing.

Cordially,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Robert W. Lovelace

Robert W. Lovelace
President

June 9, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio
April 30, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)	Percent of net assets
Financials	13.65%
Consumer staples	10.58
Telecommunication services	10.08
Energy	8.26
Health care	6.85
Other industries	27.98
Convertible securities	0.05
Bonds & notes	12.21
Short-term securities & other assets less liabilities	10.34
[end pie chart]

Country diversification	(percent of net assets)
Euro zone*	10.8%
Brazil	9.7
United Kingdom	6.1
Mexico	5.9
China	5.7
United States	5.3
Russia	4.7
India	4.6
Israel	4.5
Other countries	32.4
Short-term securities & other assets less liabilities	10.3
*Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Italy, the Netherlands, Slovenia and Spain.

			Percent
		Value	of net
Common stocks - 77.40%	Shares	(000)	assets

Financials - 13.65%
Itaú Unibanco Banco Múltiplo SA	6,445,645	90,029	1.41
Itaú Unibanco Banco Múltiplo SA (ADR)	3,967,569	54,475
PT Bank Rakyat Indonesia (Persero) Tbk (1)	187,764,800	102,280	1.00
Itaúsa - Investimentos Itaú SA, preferred nominative	23,658,419	101,960	.99
Banco Santander, SA (1)	8,204,153	77,516	.76
Amil Participações SA, ordinary nominative	18,015,790	68,289	.67
Ping An Insurance (Group) Co. of China, Ltd., Class H (1)	10,588,000	65,580	.64
Standard Chartered PLC (1)	3,994,148	61,429	.60
HSBC Holdings PLC (Hong Kong) (1)	7,703,833	54,344	.53
Housing Development Finance Corp. Ltd. (1)	1,389,760	48,473	.47
Other securities		675,839	6.58
		1,400,214	13.65

Consumer staples - 10.58%
Nestlé SA (1)	4,702,450	153,012	1.49
Anheuser-Busch InBev NV (1)	4,858,816	148,425	1.45
Avon Products, Inc.	4,910,000	111,752	1.09
Tesco PLC (1)	14,242,190	70,715	.69
Other securities		601,709	5.86
		1,085,613	10.58

Telecommunication services - 10.08%
América Móvil, SAB de CV, Series L (ADR)	8,280,800	272,024	2.68
América Móvil, SAB de CV, Series L	1,900,000	3,098
Philippine Long Distance Telephone Co. (1)	2,321,160	106,428	1.19
Philippine Long Distance Telephone Co. (ADR)	338,340	15,520
MTN Group Ltd. (1)	9,070,231	118,313	1.15
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B (1)	133,965,500	99,460	.97
Turkcell Iletisim Hizmetleri AS (1)	12,554,000	63,959	.62
Telefónica, SA (1)	2,873,200	54,601	.53
Other securities		300,005	2.94
		1,033,408	10.08

Energy - 8.26%
OAO Gazprom (ADR) (1)	9,294,000	163,294	1.59
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	2,946,200	98,904	1.15
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	717,568	19,360
China National Offshore Oil Corp. (1)	76,554,000	85,271	.83
Addax Petroleum Corp.	2,765,100	76,077	.74
Saipem SpA, Class S (1)	2,290,000	49,283	.48
Other securities		354,802	3.47
		846,991	8.26

Health care - 6.85%
Teva Pharmaceutical Industries Ltd. (ADR)	5,476,779	240,376	2.34
Novo Nordisk A/S, Class B (1)	1,855,800	88,173	.86
OJSC Pharmstandard (GDR) (1) (2) (3)	7,452,949	77,976
OJSC Pharmstandard (GDR) (1) (2) (3) (4)	392,700	4,108	.80
Krka, dd, Novo mesto (1)	926,200	67,387	.66
Hikma Pharmaceuticals PLC (1)	8,953,850	51,398	.50
Other securities		172,992	1.69
		702,410	6.85

Materials - 5.83%
Israel Chemicals Ltd. (1)	15,716,927	133,012	1.30
Linde AG (1)	1,092,146	86,914	.85
JSC Uralkali (GDR) (1)	5,562,541	65,188	.69
JSC Uralkali (GDR) (1) (4)	492,859	5,776
Other securities		307,207	2.99
		598,097	5.83

Industrials - 5.40%
Murray & Roberts Holdings Ltd. (1)	16,475,000	92,733	.90
Other securities		461,520	4.50
		554,253	5.40

Information technology - 4.80%
Kingboard Chemical Holdings Ltd. (1)	32,633,340	79,855	.78
Samsung Electronics Co., Ltd. (1)	152,602	70,755	.69
Google Inc., Class A (2)	150,000	59,395	.58
Other securities		281,836	2.75
		491,841	4.80

Consumer discretionary - 3.91%
Honda Motor Co., Ltd. (1)	2,310,000	67,131	.65
Other securities		334,165	3.26
		401,296	3.91

Utilities - 3.68%
NTPC Ltd. (1)	17,158,932	65,749	.64
PT Perusahaan Gas Negara (Persero) Tbk (1)	232,814,000	57,044	.55
Cia. Energética de Minas Gerais - Cemig, preferred nominative	4,491,675	54,998	.54
Other securities		199,733	1.95
		377,524	3.68

Miscellaneous - 4.36%
Other common stocks in initial period of acquisition		447,322	4.36

Total common stocks (cost: $9,242,552,000)		7,938,969	77.40

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

Miscellaneous - 0.00%
Other warrants in initial period of acquisition		386	.00

Total warrants (cost: $3,184,000)		386	.00

			Percent
		Value	of net
Convertible securities - 0.05%		(000)	assets

Miscellaneous - 0.05%
Other convertible securities in initial period of acquisition		5,326	.05

Total convertible securities (cost: $15,909,000)		5,326	.05

	Principal		Percent
	amount	Value	of net
Bonds & notes - 12.21%	(000)	(000)	assets

Bonds & notes of governments outside the U.S. - 11.19%
Brazil (Federal Republic of) Global:
11.00% 2040	$52,000	66,690	3.19
5.875%-10.125% 2010-2037 (5)	123,283	135,260
12.50% 2016-2022	BRL 49,400	23,469
Brazilian Treasury Bill 0%-6.00% 2010-2045 (1) (6)	205,428	88,674
Brazil (Federal Republic of) 10.00% 2012-2017 (1)	30,500	12,646
United Mexican States Government Global 5.625%-9.875% 2010-2040	$105,935	108,636	1.76
United Mexican States Government 7.75%-10.00% 2012-2024	MXN 908,568	71,892
Turkey (Republic of):
10.00%-16.00% 2011-2013 (1) (6)	TRY 134,895	87,381	1.71
6.75%-11.50% 2012-2036	$88,910	88,276
Colombia (Republic of) Global:
9.85%-12.00% 2010-2027	COP 81,175,000	40,710	1.04
7.375%-11.75% 2012-2037	$95,715	106,216
Peru (Republic of) 8.375% 2016	41,800	48,697	.47
Other securities		269,347	3.02
		1,147,894	11.19

Energy - 0.68%
Gaz Capital SA 6.51%-8.146% 2013-2037 (1) (4)	60,945	43,898	.51
Gazprom International SA 7.201% 2020 (5)	6,922	6,343
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	1,775	1,620
Other securities		17,737	.17
		69,598	.68

Other - 0.34%
Other securities		34,769	.34

Total bonds & notes (cost: $1,302,309,000)		1,252,261	12.21

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.59%	(000)	(000)	assets
U.S. Treasury Bills 0.15%-0.335% due 5/14-7/2/2009	$189,200	189,171	1.84
Fannie Mae 0.17%-0.85% due 5/11-9/14/2009	136,800	136,736	1.33
Federal Home Loan Bank 0.155%-0.22% due 5/6-7/24/2009	96,100	96,083	.94
Freddie Mac 0.20%-0.90% due 5/19-8/24/2009	92,854	92,821	.91
Canada Bills 0.30%-0.50% due 7/6-10/13/2009	78,844	78,698	.77
Total Capital SA 0.31%-0.39% due 6/9-6/26/2009 (4)	56,800	56,763	.55
Denmark (Kingdom of) 0.30%-0.31% due 6/22-7/1/2009	52,900	52,871	.52
Brazilian Treasury Bill 0% due 10/1/2009	BRL 4,000	1,767	.02
Other securities		380,700	3.71
Total short-term securities (cost: $1,085,414,000)		1,085,610	10.59

Total investment securities (cost: $11,649,368,000)		10,282,552	100.25
Other assets less liabilities		(26,055)	(.25)

Net assets		$10,256,497	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $25,044,000, which represented .24% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are shown in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended April 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 4/30/09 (000)
OJSC Pharmstandard (GDR) (1) (2) (3)	7,452,949	-	-	7,452,949	-	$77,976
OJSC Pharmstandard (GDR) (1) (2) (3) (4)	392,700	-	-	392,700	-	4,108
					-	$82,084

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $5,913,731,000, which represented 57.66% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $313,533,000, which represented 3.06% of the net assets of the fund.

(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
MXN = Mexican pesos
TRY = New Turkish liras

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,527,872)	$10,200,468
Affiliated issuer (cost: $121,496)	82,084	$10,282,552
Cash denominated in currencies other than U.S. dollars
(cost: $4,559)		4,531
Cash		135
Receivables for:
Sales of investments	42,517
Sales of fund's shares	25,404
Dividends and interest	61,919
Other	1,305	131,145
		10,418,363
Liabilities:
Unrealized depreciation on open forward currency contracts		45
Payables for:
Purchases of investments	134,126
Repurchases of fund's shares	13,375
Investment advisory services	4,940
Services provided by affiliates	5,901
Directors' deferred compensation	1,223
Other	2,256	161,821
Net assets at April 30, 2009		$10,256,497

Net assets consist of:
Capital paid in on shares of capital stock		$13,033,140
Undistributed net investment income		35,873
Accumulated net realized loss		(1,443,672)
Net unrealized depreciation		(1,368,844)
Net assets at April 30, 2009		$10,256,497

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 500,000 shares, $.01 par value (304,516 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$7,248,541	214,524	$33.79
Class B	300,584	9,041	33.25
Class C	542,818	16,496	32.91
Class F-1	709,818	21,127	33.60
Class F-2	81,706	2,417	33.81
Class 529-A	255,124	7,592	33.60
Class 529-B	27,648	837	33.03
Class 529-C	58,769	1,779	33.03
Class 529-E	13,220	396	33.42
Class 529-F-1	9,689	288	33.60
Class R-1	18,064	548	32.98
Class R-2	188,301	5,711	32.97
Class R-3	179,344	5,356	33.48
Class R-4	96,911	2,874	33.72
Class R-5	525,960	15,530	33.87

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $35.85 and $35.66, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,771)	$123,615
Interest	61,540	$185,155

Fees and expenses*:
Investment advisory services	28,402
Distribution services	13,456
Transfer agent services	9,967
Administrative services	2,673
Reports to shareholders	922
Registration statement and prospectus	482
Directors' compensation	(142)
Auditing and legal	59
Custodian	2,688
State and local taxes	246
Other	781
Total fees and expenses before waiver	59,534
Less investment advisory services waiver:	968
Total fees and expenses after waiver		58,566
Net investment income		126,589

Net realized loss and unrealized appreciation on investments and currency:
Net realized loss on:
Investments	(1,318,008)
Currency transactions	(6,415)	(1,324,423)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $1,867)	1,666,814
Currency translations	2,351	1,669,165
Net realized loss and
unrealized appreciation
on investments and currency		344,742
Net increase in net assets resulting from operations		$471,331

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended April 30, 2009*	October 31, 2008
Operations:
Net investment income	$126,589	$348,121
Net realized loss on investments and currency transactions	(1,324,423)	(124,245)
Net unrealized appreciation (depreciation) on investments
and currency translations	1,669,165	(9,575,932)
Net increase (decrease) in net assets resulting from operations	471,331	(9,352,056)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(143,295)	(328,516)
Distributions from net realized gain on investments	-	(1,087,406)
Total dividends and distributions paid to shareholders	(143,295)	(1,415,922)

Net capital share transactions	(263,865)	2,438,635

Total increase (decrease) in net assets	64,171	(8,329,343)

Net assets:
Beginning of period	10,192,326	18,521,669
End of period (including undistributed net investment income:
$35,873 and $52,579, respectively)	$10,256,497	$10,192,326

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                             unaudited

1. Organization and significant accounting policies

Organization – New World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003, and by tax authorities outside the U.S. for tax years before 2002.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$85,095
Capital loss carryforward expiring in 2016*	(118,728)
*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,070,513
Gross unrealized depreciation on investment securities	(2,478,811)
Net unrealized depreciation on investment securities	(1,408,298)
Cost of investment securities	11,690,850

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2009			Year ended October 31, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$111,310	-	$111,310	$312,716	$741,270	$1,053,986
Class B	1,040	-	1,040	10,058	32,370	42,428
Class C	1,622	-	1,622	18,033	57,844	75,877
Class F-1	10,483	-	10,483	29,971	70,628	100,599
Class F-2*	786	-	786	-	-	-
Class 529-A	3,806	-	3,806	8,118	19,475	27,593
Class 529-B	114	-	114	702	2,334	3,036
Class 529-C	233	-	233	1,477	4,860	6,337
Class 529-E	142	-	142	394	1,061	1,455
Class 529-F-1	162	-	162	358	809	1,167
Class R-1	63	-	63	485	1,464	1,949
Class R-2	782	-	782	4,350	13,676	18,026
Class R-3	1,768	-	1,768	4,836	12,797	17,633
Class R-4	1,334	-	1,334	2,444	5,789	8,233
Class R-5	9,650	-	9,650	18,177	39,426	57,603
Total	$143,295	-	$143,295	$412,119	$1,003,803	$1,415,922

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a declining series of annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.500% on such assets in excess of $17 billion.  The board of directors approved an amended agreement effective January 1, 2009, decreasing the annual rate on net assets in excess of $21 billion from 0.500% to 0.490%. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended April 30, 2009, total investment advisory services fees waived by CRMC were $968,000. As a result, the fee shown on the accompanying financial statements of $28,402,000, which was equivalent to an annualized rate of 0.615%, was reduced to $27,434,000, or 0.594% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes, except Classes F-2 and R-5, may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended April 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$7,073	$9,554	Not applicable	Not applicable	Not applicable
Class B	1,385	413	Not applicable	Not applicable	Not applicable
Class C	2,469	Included in administrative services	$371	$126	Not applicable
Class F-1	786		474	90	Not applicable
Class F-2	Not applicable		35	7	Not applicable
Class 529-A	205		167	44	$112
Class 529-B	122		18	8	12
Class 529-C	257		39	16	26
Class 529-E	29		9	2	6
Class 529-F-1	-		6	2	4
Class R-1	74		8	14	Not applicable
Class R-2	585		118	434	Not applicable
Class R-3	372		112	110	Not applicable
Class R-4	99		59	8	Not applicable
Class R-5	Not applicable		228	8	Not applicable
Total	$13,456	$9,967	$1,644	$869	$160

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1999, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(142,000), shown on the accompanying financial statements, includes $226,000 in current fees (either paid in cash or deferred) and a net decrease of $368,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2009 (dollars in thousands):

	Investment securities		Forward currency contracts
Level 1 – Quoted prices	$2,141,732
Level 2 – Other significant observable inputs	8,120,460	(1)	$(45	)(2)
Level 3 – Significant unobservable inputs	20,360
Total	$10,282,552

(1)Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,653,173,000 of investment securities were classified as Level 2 instead of Level 1.

(2)Forward currency contracts are not included in the summary investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended April 30, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 11/1/2008	$33,275
Net purchases and sales	(782)
Net realized loss(3)	(151)
Net unrealized depreciation(3)	(1,527)
Net transfers out of Level 3	(10,455)
Ending value at 4/30/2009	$20,360

Net unrealized depreciation during the period on Level 3 investment securities held at 4/30/2009 (3)	$(1,527)

(3)Net realized loss and net unrealized depreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2009
Class A	$680,214	22,067	$106,606	3,477	$(1,126,682)	(37,962)	$(339,862)	(12,418)
Class B	21,955	730	1,013	33	(42,542)	(1,447)	(19,574)	(684)
Class C	60,980	2,031	1,570	52	(91,641)	(3,174)	(29,091)	(1,091)
Class F-1	193,102	6,256	9,344	307	(197,152)	(6,681)	5,294	(118)
Class F-2	48,317	1,606	707	23	(18,363)	(652)	30,661	977
Class 529-A	23,492	774	3,805	125	(15,920)	(539)	11,377	360
Class 529-B	2,057	69	114	4	(1,882)	(64)	289	9
Class 529-C	6,571	219	233	8	(5,445)	(188)	1,359	39
Class 529-E	1,686	56	142	5	(1,270)	(43)	558	18
Class 529-F-1	1,335	44	162	5	(989)	(33)	508	16
Class R-1	5,796	196	62	2	(2,764)	(95)	3,094	103
Class R-2	47,891	1,615	780	26	(27,318)	(931)	21,353	710
Class R-3	44,525	1,476	1,766	58	(24,267)	(821)	22,024	713
Class R-4	27,302	886	1,332	44	(14,290)	(481)	14,344	449
Class R-5	71,872	2,323	9,166	299	(67,237)	(2,255)	13,801	367
Total net increase
(decrease)	$1,237,095	40,348	$136,802	4,468	$(1,637,762)	(55,366)	$(263,865)	(10,550)

Year ended October 31, 2008
Class A	$3,370,915	61,184	$1,013,652	16,861	$(2,897,942)	(59,770)	$1,486,625	18,275
Class B	141,467	2,616	41,121	696	(132,662)	(2,702)	49,926	610
Class C	312,532	5,820	73,376	1,256	(266,986)	(5,673)	118,922	1,403
Class F-1	569,403	10,498	89,450	1,497	(502,841)	(10,410)	156,012	1,585
Class F-2†	66,351	1,513	-	-	(2,565)	(73)	63,786	1,440
Class 529-A	114,411	2,112	27,590	461	(35,856)	(746)	106,145	1,827
Class 529-B	10,594	198	3,036	52	(3,528)	(74)	10,102	176
Class 529-C	29,917	559	6,337	108	(13,340)	(274)	22,914	393
Class 529-E	5,390	101	1,454	24	(2,180)	(45)	4,664	80
Class 529-F-1	4,051	74	1,167	20	(2,451)	(47)	2,767	47
Class R-1	22,839	428	1,925	33	(20,280)	(406)	4,484	55
Class R-2	130,386	2,514	17,987	306	(80,575)	(1,630)	67,798	1,190
Class R-3	144,484	2,702	17,602	295	(102,989)	(2,001)	59,097	996
Class R-4	74,722	1,407	8,233	137	(37,616)	(751)	45,339	793
Class R-5	320,930	6,052	56,095	931	(136,971)	(2,821)	240,054	4,162
Total net increase
(decrease)	$5,318,392	97,778	$1,359,025	22,677	$(4,238,782)	(87,423)	$2,438,635	33,032

(*) Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

7. Forward currency contracts

As of April 30, 2009, the fund had open forward currency contracts to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at April 30, 2009

				Unrealized
	Receive	Deliver	Amount	depreciation

Sales:

Brazilian reais
expiring 5/6/2009	$2,586	BRL 5,700	$2,614	$(28)

Mexican pesos
expiring 5/20/2009	7,161	MXN 100,000	7,178	(17)
			9,792	$(45)

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,312,787,000 and $1,493,790,000, respectively, during the six months ended April 30, 2009.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 4/30/2009(5)	$32.48	$.42	$1.40	$1.82	$(.51)	$-	$(.51)	$33.79	5.72%	$7,248	1.23	%(6)	1.21	%(6)	2.80	%(6)
	Year ended 10/31/2008	65.91	1.13	(29.59)	(28.46)	(1.18)	(3.79)	(4.97)	32.48	(46.63)	7,371	1.01		.95		2.10
	Year ended 10/31/2007	47.54	1.02	20.49	21.51	(.91)	(2.23)	(3.14)	65.91	47.79	13,752	1.02		.96		1.92
	Year ended 10/31/2006	36.32	.93	11.02	11.95	(.73)	-	(.73)	47.54	33.37	7,791	1.06		1.00		2.19
	Year ended 10/31/2005	29.68	.68	6.51	7.19	(.55)	-	(.55)	36.32	24.50	4,195	1.18		1.12		2.00
	Year ended 10/31/2004	25.60	.47	4.20	4.67	(.59)	-	(.59)	29.68	18.51	2,212	1.23		1.22		1.68

Class B:	Six months ended 4/30/2009(5)	31.68	.30	1.38	1.68	(.11)	-	(.11)	33.25	5.30	300	2.02	(6)	2.00	(6)	2.00	(6)
	Year ended 10/31/2008	64.48	.70	(28.92)	(28.22)	(.79)	(3.79)	(4.58)	31.68	(47.04)	308	1.79		1.73		1.32
	Year ended 10/31/2007	46.62	.60	20.09	20.69	(.60)	(2.23)	(2.83)	64.48	46.65	588	1.79		1.73		1.14
	Year ended 10/31/2006	35.71	.59	10.84	11.43	(.52)	-	(.52)	46.62	32.33	332	1.85		1.79		1.40
	Year ended 10/31/2005	29.23	.42	6.42	6.84	(.36)	-	(.36)	35.71	23.57	170	1.94		1.88		1.24
	Year ended 10/31/2004	25.29	.25	4.14	4.39	(.45)	-	(.45)	29.23	17.58	89	2.01		2.00		.91

Class C:	Six months ended 4/30/2009(5)	31.32	.31	1.38	1.69	(.10)	-	(.10)	32.91	5.37	543	1.93	(6)	1.90	(6)	2.10	(6)
	Year ended 10/31/2008	63.83	.67	(28.59)	(27.92)	(.80)	(3.79)	(4.59)	31.32	(47.06)	551	1.81		1.76		1.29
	Year ended 10/31/2007	46.20	.57	19.89	20.46	(.60)	(2.23)	(2.83)	63.83	46.60	1,033	1.83		1.78		1.10
	Year ended 10/31/2006	35.42	.57	10.75	11.32	(.54)	-	(.54)	46.20	32.27	532	1.89		1.83		1.36
	Year ended 10/31/2005	29.03	.40	6.37	6.77	(.38)	-	(.38)	35.42	23.52	246	1.98		1.92		1.21
	Year ended 10/31/2004	25.18	.24	4.11	4.35	(.50)	-	(.50)	29.03	17.53	96	2.04		2.03		.89

Class F-1:	Six months ended 4/30/2009(5)	32.28	.43	1.39	1.82	(.50)	-	(.50)	33.60	5.79	710	1.14	(6)	1.12	(6)	2.89	(6)
	Year ended 10/31/2008	65.54	1.11	(29.39)	(28.28)	(1.19)	(3.79)	(4.98)	32.28	(46.64)	686	1.02		.96		2.08
	Year ended 10/31/2007	47.29	1.01	20.38	21.39	(.91)	(2.23)	(3.14)	65.54	47.79	1,289	1.02		.96		1.91
	Year ended 10/31/2006	36.13	.92	10.97	11.89	(.73)	-	(.73)	47.29	33.38	673	1.07		1.01		2.18
	Year ended 10/31/2005	29.54	.67	6.47	7.14	(.55)	-	(.55)	36.13	24.46	336	1.19		1.14		1.98
	Year ended 10/31/2004	25.52	.46	4.17	4.63	(.61)	-	(.61)	29.54	18.44	162	1.27		1.26		1.65

Class F-2:	Six months ended 4/30/2009(5)	32.50	.49	1.38	1.87	(.56)	-	(.56)	33.81	5.90	82	.88	(6)	.86	(6)	3.26	(6)
	Period from 8/1/2008 to 10/31/2008	52.88	.19	(20.57)	(20.38)	-	-	-	32.50	(38.52)	47	.20		.19		.49

Class 529-A:	Six months ended 4/30/2009(5)	32.31	.43	1.38	1.81	(.52)	-	(.52)	33.60	5.76	255	1.20	(6)	1.18	(6)	2.83	(6)
	Year ended 10/31/2008	65.60	1.10	(29.43)	(28.33)	(1.17)	(3.79)	(4.96)	32.31	(46.66)	234	1.05		.99		2.06
	Year ended 10/31/2007	47.35	1.00	20.39	21.39	(.91)	(2.23)	(3.14)	65.60	47.71	355	1.07		1.01		1.87
	Year ended 10/31/2006	36.19	.92	10.97	11.89	(.73)	-	(.73)	47.35	33.32	171	1.09		1.03		2.15
	Year ended 10/31/2005	29.59	.67	6.48	7.15	(.55)	-	(.55)	36.19	24.45	76	1.21		1.15		1.97
	Year ended 10/31/2004	25.56	.46	4.18	4.64	(.61)	-	(.61)	29.59	18.43	31	1.27		1.26		1.65

Class 529-B:	Six months ended 4/30/2009(5)	31.51	.29	1.37	1.66	(.14)	-	(.14)	33.03	5.30	28	2.04	(6)	2.02	(6)	1.99	(6)
	Year ended 10/31/2008	64.17	.64	(28.75)	(28.11)	(.76)	(3.79)	(4.55)	31.51	(47.10)	26	1.88		1.82		1.23
	Year ended 10/31/2007	46.44	.54	19.99	20.53	(.57)	(2.23)	(2.80)	64.17	46.49	42	1.90		1.84		1.03
	Year ended 10/31/2006	35.58	.53	10.81	11.34	(.48)	-	(.48)	46.44	32.14	22	1.97		1.90		1.28
	Year ended 10/31/2005	29.15	.36	6.41	6.77	(.34)	-	(.34)	35.58	23.38	11	2.09		2.04		1.09
	Year ended 10/31/2004	25.25	.20	4.14	4.34	(.44)	-	(.44)	29.15	17.41	6	2.17		2.17		.74

Class 529-C:	Six months ended 4/30/2009(5)	31.50	.29	1.37	1.66	(.13)	-	(.13)	33.03	5.29	59	2.04	(6)	2.02	(6)	2.00	(6)
	Year ended 10/31/2008	64.17	.65	(28.76)	(28.11)	(.77)	(3.79)	(4.56)	31.50	(47.09)	55	1.87		1.82		1.24
	Year ended 10/31/2007	46.45	.54	20.00	20.54	(.59)	(2.23)	(2.82)	64.17	46.50	86	1.90		1.84		1.04
	Year ended 10/31/2006	35.60	.54	10.81	11.35	(.50)	-	(.50)	46.45	32.19	43	1.96		1.89		1.29
	Year ended 10/31/2005	29.17	.37	6.40	6.77	(.34)	-	(.34)	35.60	23.38	20	2.08		2.02		1.11
	Year ended 10/31/2004	25.28	.21	4.14	4.35	(.46)	-	(.46)	29.17	17.43	8	2.16		2.15		.76

Class 529-E:	Six months ended 4/30/2009(5)	$32.03	$.37	$1.39	$1.76	$(.37)	$-	$(.37)	$33.42	5.58%	$13	1.51	%(6)	1.49	%(6)	2.52	%(6)
	Year ended 10/31/2008	65.10	.92	(29.20)	(28.28)	(1.00)	(3.79)	(4.79)	32.03	(46.82)	12	1.36		1.31		1.74
	Year ended 10/31/2007	47.04	.82	20.26	21.08	(.79)	(2.23)	(3.02)	65.10	47.23	19	1.39		1.33		1.55
	Year ended 10/31/2006	36.00	.77	10.91	11.68	(.64)	-	(.64)	47.04	32.87	10	1.43		1.37		1.82
	Year ended 10/31/2005	29.46	.56	6.45	7.01	(.47)	-	(.47)	36.00	24.02	4	1.55		1.49		1.65
	Year ended 10/31/2004	25.46	.36	4.18	4.54	(.54)	-	(.54)	29.46	18.07	2	1.62		1.61		1.31

Class 529-F-1:	Six months ended 4/30/2009(5)	32.36	.45	1.38	1.83	(.59)	-	(.59)	33.60	5.83	10	1.01	(6)	.99	(6)	3.02	(6)
	Year ended 10/31/2008	65.66	1.20	(29.46)	(28.26)	(1.25)	(3.79)	(5.04)	32.36	(46.55)	9	.86		.81		2.24
	Year ended 10/31/2007	47.36	1.09	20.40	21.49	(.96)	(2.23)	(3.19)	65.66	47.98	15	.89		.83		2.05
	Year ended 10/31/2006	36.15	.98	10.97	11.95	(.74)	-	(.74)	47.36	33.55	8	.93		.87		2.31
	Year ended 10/31/2005	29.53	.68	6.47	7.15	(.53)	-	(.53)	36.15	24.49	4	1.17		1.11		2.02
	Year ended 10/31/2004	25.54	.43	4.18	4.61	(.62)	-	(.62)	29.53	18.33	2	1.37		1.36		1.54

Class R-1:	Six months ended 4/30/2009(5)	31.45	.30	1.37	1.67	(.14)	-	(.14)	32.98	5.31	18	2.02	(6)	2.00	(6)	2.02	(6)
	Year ended 10/31/2008	64.12	.67	(28.68)	(28.01)	(.87)	(3.79)	(4.66)	31.45	(47.04)	14	1.79		1.74		1.28
	Year ended 10/31/2007	46.46	.58	19.96	20.54	(.65)	(2.23)	(2.88)	64.12	46.57	25	1.86		1.79		1.11
	Year ended 10/31/2006	35.64	.57	10.80	11.37	(.55)	-	(.55)	46.46	32.22	11	1.93		1.83		1.35
	Year ended 10/31/2005	29.22	.40	6.41	6.81	(.39)	-	(.39)	35.64	23.51	3	2.06		1.92		1.19
	Year ended 10/31/2004	25.33	.25	4.14	4.39	(.50)	-	(.50)	29.22	17.57	2	2.16		2.04		.92

Class R-2:	Six months ended 4/30/2009(5)	31.48	.28	1.36	1.64	(.15)	-	(.15)	32.97	5.22	188	2.16	(6)	2.14	(6)	1.88	(6)
	Year ended 10/31/2008	64.18	.65	(28.74)	(28.09)	(.82)	(3.79)	(4.61)	31.48	(47.09)	157	1.87		1.81		1.24
	Year ended 10/31/2007	46.46	.59	20.00	20.59	(.64)	(2.23)	(2.87)	64.18	46.61	245	1.90		1.76		1.12
	Year ended 10/31/2006	35.62	.58	10.80	11.38	(.54)	-	(.54)	46.46	32.30	110	2.05		1.80		1.38
	Year ended 10/31/2005	29.21	.41	6.40	6.81	(.40)	-	(.40)	35.62	23.53	47	2.27		1.89		1.23
	Year ended 10/31/2004	25.34	.25	4.14	4.39	(.52)	-	(.52)	29.21	17.58	17	2.57		2.00		.91

Class R-3:	Six months ended 4/30/2009(5)	32.09	.38	1.38	1.76	(.37)	-	(.37)	33.48	5.60	179	1.51	(6)	1.49	(6)	2.53	(6)
	Year ended 10/31/2008	65.24	.92	(29.25)	(28.33)	(1.03)	(3.79)	(4.82)	32.09	(46.82)	149	1.37		1.31		1.74
	Year ended 10/31/2007	47.13	.82	20.30	21.12	(.78)	(2.23)	(3.01)	65.24	47.24	238	1.39		1.33		1.55
	Year ended 10/31/2006	36.07	.74	10.94	11.68	(.62)	-	(.62)	47.13	32.77	100	1.49		1.42		1.75
	Year ended 10/31/2005	29.53	.55	6.47	7.02	(.48)	-	(.48)	36.07	24.02	41	1.60		1.51		1.62
	Year ended 10/31/2004	25.56	.36	4.18	4.54	(.57)	-	(.57)	29.53	18.03	16	1.70		1.62		1.30

Class R-4:	Six months ended 4/30/2009(5)	32.43	.44	1.38	1.82	(.53)	-	(.53)	33.72	5.79	97	1.13	(6)	1.11	(6)	2.91	(6)
	Year ended 10/31/2008	65.83	1.11	(29.54)	(28.43)	(1.18)	(3.79)	(4.97)	32.43	(46.64)	78	1.04		.98		2.09
	Year ended 10/31/2007	47.51	1.01	20.46	21.47	(.92)	(2.23)	(3.15)	65.83	47.74	107	1.06		1.00		1.88
	Year ended 10/31/2006	36.33	.91	11.01	11.92	(.74)	-	(.74)	47.51	33.29	41	1.11		1.05		2.12
	Year ended 10/31/2005	29.72	.68	6.49	7.17	(.56)	-	(.56)	36.33	24.44	14	1.21		1.15		1.98
	Year ended 10/31/2004	25.68	.47	4.20	4.67	(.63)	-	(.63)	29.72	18.48	3	1.29		1.27		1.66

Class R-5:	Six months ended 4/30/2009(5)	32.65	.49	1.39	1.88	(.66)	-	(.66)	33.87	5.94	526	.81	(6)	.79	(6)	3.23	(6)
	Year ended 10/31/2008	66.19	1.27	(29.70)	(28.43)	(1.32)	(3.79)	(5.11)	32.65	(46.48)	495	.73		.68		2.37
	Year ended 10/31/2007	47.71	1.17	20.56	21.73	(1.02)	(2.23)	(3.25)	66.19	48.16	728	.76		.70		2.17
	Year ended 10/31/2006	36.43	1.04	11.05	12.09	(.81)	-	(.81)	47.71	33.72	350	.81		.75		2.44
	Year ended 10/31/2005	29.76	.78	6.51	7.29	(.62)	-	(.62)	36.43	24.83	187	.89		.84		2.28
	Year ended 10/31/2004	25.66	.55	4.20	4.75	(.65)	-	(.65)	29.76	18.83	87	.95		.94		1.96

	Six months ended April 30,	Year ended October 31
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	16%	35%	31%	30%	26%	20%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.  During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008, through April 30, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2008	Ending account value 4/30/2009	Expenses paid during period*	Annualized expense ratio
Class A -- actual return	$1,000.00	$1,057.19	$6.17	1.21%
Class A -- assumed 5% return	1,000.00	1,018.79	6.06	1.21
Class B -- actual return	1,000.00	1,053.03	10.18	2.00
Class B -- assumed 5% return	1,000.00	1,014.88	9.99	2.00
Class C -- actual return	1,000.00	1,053.75	9.68	1.90
Class C -- assumed 5% return	1,000.00	1,015.37	9.49	1.90
Class F-1 -- actual return	1,000.00	1,057.93	5.71	1.12
Class F-1 -- assumed 5% return	1,000.00	1,019.24	5.61	1.12
Class F-2 -- actual return	1,000.00	1,059.03	4.39	.86
Class F-2 -- assumed 5% return	1,000.00	1,020.53	4.31	.86
Class 529-A -- actual return	1,000.00	1,057.64	6.02	1.18
Class 529-A -- assumed 5% return	1,000.00	1,018.94	5.91	1.18
Class 529-B -- actual return	1,000.00	1,053.03	10.28	2.02
Class 529-B -- assumed 5% return	1,000.00	1,014.78	10.09	2.02
Class 529-C -- actual return	1,000.00	1,052.90	10.28	2.02
Class 529-C -- assumed 5% return	1,000.00	1,014.78	10.09	2.02
Class 529-E -- actual return	1,000.00	1,055.84	7.60	1.49
Class 529-E -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-F-1 -- actual return	1,000.00	1,058.27	5.05	.99
Class 529-F-1 -- assumed 5% return	1,000.00	1,019.89	4.96	.99
Class R-1 -- actual return	1,000.00	1,053.12	10.18	2.00
Class R-1 -- assumed 5% return	1,000.00	1,014.88	9.99	2.00
Class R-2 -- actual return	1,000.00	1,052.24	10.89	2.14
Class R-2 -- assumed 5% return	1,000.00	1,014.18	10.69	2.14
Class R-3 -- actual return	1,000.00	1,056.01	7.60	1.49
Class R-3 -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class R-4 -- actual return	1,000.00	1,057.91	5.66	1.11
Class R-4 -- assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class R-5 -- actual return	1,000.00	1,059.39	4.03	.79
Class R-5 -- assumed 5% return	1,000.00	1,020.88	3.96	.79

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2009
(the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–46.74%	3.90%	2.86%
Not reflecting CDSC	–43.94	4.24	2.86

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–44.50	4.20	6.84
Not reflecting CDSC	–43.94	4.20	6.84

Class F-1 shares[2] — first sold 3/16/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–43.48	5.04	7.79

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	—	—	–41.42	[3]

Class 529-A shares[4] — first sold 2/19/02
Reflecting 5.75% maximum sales charge	–46.74	3.77	7.74
Not reflecting maximum sales charge	–43.50	5.01	8.64

Class 529-B shares[1,4] — first sold 2/26/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–46.77	3.77	7.72
Not reflecting CDSC	–43.98	4.11	7.72

Class 529-C shares[4] — first sold 2/25/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–44.53	4.13	7.76
Not reflecting CDSC	–43.97	4.13	7.76

Class 529-E shares[2,4] — first sold 3/22/02	–43.68	4.66	7.42

Class 529-F-1 shares[2,4] — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–43.40	5.13	10.97

1These shares are no longer available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results are cumulative total returns; they are not annualized.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 30 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2009. The agreement was amended to add additional advisory fee breakpoints if and when the fund’s net assets exceed $21 billion. The board approved the agreement following the recommendation of the fund’s Governance and Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objective of providing long-term capital appreciation. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
K&L Gates LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2009, portfolio of New World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.

This report is for the information of shareholders of New World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
>New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
American Funds Money Market FundSM
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-936-0609P

Litho in USA KBDA/LPT/8093-S16767

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

New World Fund®
Investment portfolio

April 30, 2009
unaudited

Common stocks — 77.40%	Shares	Value (000)

FINANCIALS — 13.65%
Itaú Unibanco Banco Múltiplo SA	6,445,645	$90,029
Itaú Unibanco Banco Múltiplo SA (ADR)	3,967,569	54,475
PT Bank Rakyat Indonesia (Persero) Tbk[1]	187,764,800	102,280
Itaúsa – Investimentos Itaú SA, preferred nominative	23,658,419	101,960
Banco Santander, SA1	8,204,153	77,516
Amil Participações SA, ordinary nominative	18,015,790	68,289
Ping An Insurance (Group) Co. of China, Ltd., Class H1	10,588,000	65,580
Standard Chartered PLC[1]	3,994,148	61,429
HSBC Holdings PLC (Hong Kong)[1]	7,703,833	54,344
Housing Development Finance Corp. Ltd.[1]	1,389,760	48,473
Ayala Land, Inc.[1]	360,230,400	48,184
Banco do Brasil SA, ordinary nominative	5,495,000	46,606
Kasikornbank PCL[1]	16,799,010	26,669
Kasikornbank PCL, nonvoting depository receipt[1]	10,959,590	16,232
Bank of the Philippine Islands[1]	51,591,858	42,424
ICICI Bank Ltd.[1]	4,100,000	39,730
Royal Bank of Scotland Group PLC[1,2]	56,572,270	34,403
Prudential PLC[1]	5,728,278	33,043
Metropolitan Bank & Trust Co.[1]	48,491,600	30,382
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	216,800	29,617
Grupo Financiero Banorte, SAB de CV, Series O	18,570,000	29,048
SM Prime Holdings, Inc.[1]	164,206,440	28,771
China Life Insurance Co. Ltd., Class H1	7,500,000	26,222
Banco Bilbao Vizcaya Argentaria, SA1	2,374,287	25,616
Bancolombia SA (ADR)	1,052,000	24,564
Industrial and Commercial Bank of China Ltd., Class H1	40,806,000	23,204
Banco Daycoval SA, preferred nominative	6,557,000	18,648
Bumiputra-Commerce Holdings Bhd.[1]	7,000,000	15,799
Türkiye Is Bankasi AS, Class C1	5,500,000	15,781
United Bank Ltd. (GDR)[1,3]	4,670,600	11,398
United Bank Ltd. (GDR)[1]	617,650	1,507
National Bank of Greece SA1	598,000	12,441
Bank Leumi le-Israel BM1	4,300,000	10,865
Kotak Mahindra Bank Ltd.[1]	1,300,000	10,130
Bank Pekao SA1	280,000	9,985
Bank Muscat (SAOG) (GDR)[1]	1,395,917	9,562
Bank Hapoalim BM1,2	4,028,000	9,276
EFG International AG1	695,000	8,461
Erste Bank der oesterreichischen Sparkassen AG1	324,770	6,797
Commercial Bank of Qatar QSC (GDR)[1,3]	1,875,000	6,000
MCB Bank Ltd.[1]	2,934,800	5,860
Shui On Land Ltd. [1]	11,000,000	4,714
FirstRand Ltd.[1]	2,820,032	4,305
Bank of China Ltd., Class H1	10,000,000	3,705
Kerry Properties Ltd.[1]	810,178	2,474
AFI Development PLC (GDR)[1]	1,354,000	1,749
Dolphin Capital Investors Ltd.[1,2]	2,160,000	1,257
Hopewell Holdings Ltd.[1]	158,000	410
		1,400,214

CONSUMER STAPLES — 10.58%
Nestlé SA1	4,702,450	153,012
Anheuser-Busch InBev NV1	4,858,816	148,425
Avon Products, Inc.	4,910,000	111,752
Tesco PLC[1]	14,242,190	70,715
British American Tobacco PLC[1]	1,975,000	47,930
China Agri-Industries Holdings Ltd.[1,2]	72,750,000	37,442
China Yurun Food Group Ltd.[1]	28,994,000	34,467
Beiersdorf AG1	800,000	32,887
Coca-Cola Co.	730,000	31,426
Grupo Nacional de Chocolates SA	4,425,000	31,291
PepsiCo, Inc.	611,000	30,403
SABMiller PLC[1]	1,764,500	29,610
IOI Corp. Bhd.[1]	24,350,000	29,328
Groupe Danone SA1	600,325	28,640
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	750,000	20,355
Wal-Mart de México, SAB de CV, Series V	2,545,000	6,907
X5 Retail Group NV (GDR)[1,2,3]	1,509,552	20,050
X5 Retail Group NV (GDR)[1,2]	480,400	6,381
Olam International Ltd.[1]	20,000,000	23,608
L’Oréal SA1	316,861	22,640
Procter & Gamble Co.	450,000	22,248
Pernod Ricard Co.[1]	341,764	20,172
Fomento Económico Mexicano, SAB de CV (ADR)	570,000	16,137
Coca-Cola Icecek AS, Class C1	3,283,750	15,455
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	230,000	12,967
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	42,000	1,909
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	14,391
Diageo PLC[1]	1,147,000	13,769
Nestlé India Ltd.[1]	380,700	13,065
Unilever NV, depository receipts[1]	650,000	12,865
Tingyi (Cayman Islands) Holding Corp.[1]	8,700,000	10,618
Poslovni sistem Mercator, dd1	42,200	8,744
First Pacific Co. Ltd.[1]	7,214,000	3,294
Cosan Ltd., Class A2	770,000	2,710
		1,085,613

TELECOMMUNICATION SERVICES — 10.08%
América Móvil, SAB de CV, Series L (ADR)	8,280,800	272,024
América Móvil, SAB de CV, Series L	1,900,000	3,098
Philippine Long Distance Telephone Co.[1]	2,321,160	106,428
Philippine Long Distance Telephone Co. (ADR)	338,340	15,520
MTN Group Ltd.[1]	9,070,231	118,313
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	133,965,500	99,460
Turkcell Iletisim Hizmetleri AS1	12,554,000	63,959
Telefónica, SA1	2,873,200	54,601
Bharti Airtel Ltd.[1,2]	3,005,000	45,691
China Mobile Ltd.[1]	5,302,000	45,681
Telekomunikacja Polska SA1	8,315,500	43,688
Telekom Austria AG, non-registered shares[1]	2,730,625	35,945
China Telecom Corp. Ltd., Class H1	62,100,000	30,449
Partner Communications Co. Ltd.[1]	1,690,000	27,997
Telefónica 02 Czech Republic, AS1	925,000	19,991
Orascom Telecom Holding SAE (GDR)[1]	440,000	12,153
OJSC Mobile TeleSystems (ADR)	318,800	10,565
Globe Telecom, Inc.[1]	449,723	7,698
TIM Participações SA, preferred nominative (ADR)	415,000	6,914
Telenor ASA[1]	910,400	5,690
Hutchison Telecommunications International Ltd.[1]	20,560,000	3,773
HT – Hrvatske telekomunikacije dd (GDR)[1,3]	86,529	3,202
Telecom Italia SpA, nonvoting[1]	636,400	568
		1,033,408

ENERGY — 8.26%
OAO Gazprom (ADR)[1]	9,294,000	163,294
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	2,946,200	98,904
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	717,568	19,360
China National Offshore Oil Corp.[1]	76,554,000	85,271
Addax Petroleum Corp.	2,765,100	76,077
Saipem SpA, Class S1	2,290,000	49,283
Reliance Industries Ltd.[1]	905,000	32,828
TOTAL SA1	428,000	21,421
TOTAL SA (ADR)	155,000	7,707
Oil and Gas Development Co. Ltd.[1]	30,749,310	28,410
Tenaris SA (ADR)	1,050,000	26,271
Niko Resources Ltd.[4]	495,000	25,044
Cairn India Ltd.[1,2]	6,587,000	24,555
OGX Petróleo e Gás Participações SA, ordinary nominative	54,470	23,024
KNM Group Bhd.[1]	142,757,375	22,942
Noble Energy, Inc.	400,000	22,700
Royal Dutch Shell PLC, Class B1	880,000	20,185
Sasol Ltd.[1]	640,000	19,407
Woodside Petroleum Ltd.[1]	566,000	15,742
Chevron Corp.	175,500	11,601
Nexen Inc.	557,689	10,615
Eni SpA[1]	472,000	10,238
Eurasia Drilling Co. Ltd. (GDR)[1,3]	1,162,300	8,457
Eurasia Drilling Co. Ltd. (GDR)[1]	225,950	1,644
ConocoPhillips	140,000	5,740
Oil & Natural Gas Corp. Ltd.[1]	293,000	5,089
OAO TMK (GDR)[1,3]	692,815	4,847
Hess Corp.	73,600	4,033
Sterling Energy PLC[1,2]	88,947,900	2,302
		846,991

HEALTH CARE — 6.85%
Teva Pharmaceutical Industries Ltd. (ADR)	5,476,779	240,376
Novo Nordisk A/S, Class B1	1,855,800	88,173
OJSC Pharmstandard (GDR)[1,2,5]	7,452,949	77,976
OJSC Pharmstandard (GDR)[1,2,3,5]	392,700	4,108
Krka, dd, Novo mesto[1]	926,200	67,387
Hikma Pharmaceuticals PLC[1]	8,953,850	51,398
Cochlear Ltd.[1]	1,110,000	40,187
Richter Gedeon NYRT[1]	300,000	39,182
Mindray Medical International Ltd., Class A (ADR)	1,350,000	30,807
Novartis AG1	780,000	29,473
Bayer AG, non-registered shares[1]	493,500	24,502
Dr. Reddy’s Laboratories Ltd.[1]	802,000	8,841
		702,410

MATERIALS — 5.83%
Israel Chemicals Ltd.[1]	15,716,927	133,012
Linde AG1	1,092,146	86,914
JSC Uralkali (GDR)[1]	5,562,541	65,188
JSC Uralkali (GDR)[1,3]	492,859	5,776
Sigma-Aldrich Corp.	890,000	39,018
Makhteshim-Agan Industries Ltd.[1]	8,645,000	38,407
Holcim Ltd.[1]	710,142	35,922
Impala Platinum Holdings Ltd.[1]	1,359,083	26,247
Anglo American PLC[1]	1,077,400	23,658
BHP Billiton PLC[1]	1,092,288	22,949
Cia. Vale do Rio Doce, Class A, preferred nominative	1,032,000	14,452
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	570,000	7,826
Givaudan SA1	33,350	21,179
Central African Mining & Exploration Co. PLC[1,2]	68,289,220	11,946
Votorantim Celulose e Papel SA, preferred nominative (ADR)[2]	1,323,000	11,563
Akzo Nobel NV1	245,000	10,299
United Phosphorus Ltd.[1]	4,344,825	10,088
Ambuja Cements Ltd.[1]	5,518,672	9,061
ArcelorMittal[1]	370,000	8,693
Wacker Chemie AG1	68,000	7,028
Aracruz Celulose SA, Class B, preferred nominative (ADR)	500,000	5,970
Rhodia SA1	506,000	2,901
		598,097

INDUSTRIALS — 5.40%
Murray & Roberts Holdings Ltd.[1]	16,475,000	92,733
Siemens AG1	677,200	45,494
Schneider Electric SA1,2	579,050	43,699
China Railway Construction Corp. Ltd., Class H1,2	28,557,500	39,712
Enka Insaat ve Sanayi AS1	8,979,999	38,263
United Technologies Corp.	695,000	33,944
Outotec Oyj[1]	1,210,000	25,699
Airports of Thailand PCL[1]	48,567,000	25,688
Container Corp. of India Ltd.[1]	1,634,491	25,059
International Container Terminal Services, Inc.[1]	88,828,000	23,647
Bharat Heavy Electricals Ltd.[1]	650,000	21,716
Wienerberger AG1	1,176,500	13,816
Dalian Port (PDA) Co. Ltd., Class H1	39,430,000	13,626
Metso Oyj[1]	770,000	11,814
Bidvest Group Ltd.[1]	1,090,779	11,570
Prysmian SpA[1]	886,622	10,783
KBR, Inc.	562,601	8,788
PT Bakrie & Brothers Tbk[1,2]	990,000,000	7,961
Hopewell Highway Infrastructure Ltd.[1]	12,552,300	6,863
Doosan Heavy Industries and Construction Co., Ltd.[1]	103,250	6,772
SM Investments Corp.[1]	1,299,308	6,574
Chiyoda Corp.[1]	1,043,000	6,231
IJM Corp. Bhd.[1]	4,015,400	5,640
De La Rue PLC[1]	380,974	5,394
Daelim Industrial Co., Ltd.[1]	105,916	5,149
Italian-Thai Development PCL[1,2]	71,258,300	5,074
Intertek Group PLC[1]	323,000	4,844
Embraer – Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	255,375	4,142
GS Engineering & Construction Corp.[1]	67,750	3,558
		554,253

INFORMATION TECHNOLOGY — 4.80%
Kingboard Chemical Holdings Ltd.[1]	32,633,340	79,855
Samsung Electronics Co., Ltd.[1]	152,602	70,755
Google Inc., Class A2	150,000	59,395
Tencent Holdings Ltd.[1]	4,094,000	36,297
HTC Corp.[1]	2,626,000	35,941
Nokia Corp.[1]	2,158,200	30,785
Nokia Corp. (ADR)	289,300	4,091
Wincor Nixdorf AG1	461,000	23,126
HOYA CORP.[1]	1,334,800	23,025
NetEase.com, Inc. (ADR)[2]	755,000	22,786
Yahoo! Inc.[2]	1,550,000	22,149
Agilent Technologies, Inc.[2]	1,115,000	20,360
Mediatek Incorporation[1]	1,694,000	18,535
Redecard SA, ordinary nominative	952,600	12,058
Cisco Systems, Inc.[2]	537,800	10,390
Venture Corp. Ltd.[1]	2,500,000	10,019
Acer Inc.[1]	2,414,000	4,669
Halma PLC[1]	1,700,000	4,427
Kingboard Laminates Holdings Ltd.[1]	8,048,606	3,178
		491,841

CONSUMER DISCRETIONARY — 3.91%
Honda Motor Co., Ltd.[1]	2,310,000	67,131
Swatch Group Ltd, non-registered shares[1]	172,450	23,931
Swatch Group Ltd[1]	568,022	16,399
McDonald’s Corp.	750,000	39,967
Nitori Co., Ltd.[1]	592,850	33,324
Li & Fung Ltd.[1]	9,307,900	26,203
Parkson Holdings Bhd.[1]	18,820,000	21,898
GOME Electrical Appliances Holding Ltd.[1]	202,277,000	20,359
Truworths International Ltd.[1]	4,953,000	19,817
Desarrolladora Homex, SA de CV (ADR)[2]	1,060,000	19,705
Hyundai Mobis Co., Ltd.[1]	255,000	19,552
PT Astra International Tbk[1]	11,000,000	18,656
Grupo Televisa, SAB, ordinary participation certificates (ADR)	800,000	12,384
Maruti Suzuki India Ltd.[1]	650,000	10,735
Yue Yuen Industrial (Holdings) Ltd.[1]	4,238,000	9,410
Nokian Renkaat Oyj[1]	550,000	8,729
TVN SA1	2,500,000	7,222
Central European Media Enterprises Ltd., Class A2	390,000	6,400
Techtronic Industries Co. Ltd.[1]	9,012,000	5,321
Suzuki Motor Corp.[1]	261,000	4,889
C C Land Holdings Ltd.[1,2]	13,336,000	4,399
Shangri-La Asia Ltd.[1]	1,960,000	2,896
Praktiker Bau- und Heimwerkermärkte Holding AG1	271,300	1,969
		401,296

UTILITIES — 3.68%
NTPC Ltd.[1]	17,158,932	65,749
PT Perusahaan Gas Negara (Persero) Tbk[1]	232,814,000	57,044
Cia. Energética de Minas Gerais – Cemig, preferred nominative	4,491,675	54,998
China Resources Power Holdings Co. Ltd.[1]	21,380,000	47,836
Tanjong PLC[1]	11,353,000	44,902
Cheung Kong Infrastructure Holdings Ltd.[1]	7,480,000	28,956
CLP Holdings Ltd.[1]	3,945,000	26,610
GAIL (India) Ltd.[1]	2,977,500	15,400
Veolia Environnement[1]	524,375	14,400
Electricity Generating PCL[1]	6,375,000	12,318
Cia. de Saneamento Básico do Estado de São Paulo - SABESP, ordinary nominative	618,000	8,845
Power Grid Corp. of India Ltd.[1]	249,370	466
		377,524

MISCELLANEOUS — 4.36%
Other common stocks in initial period of acquisition		447,322

Total common stocks (cost: $9,242,552,000)		7,938,969

Warrants — 0.00%

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		386

Total warrants (cost: $3,184,000)		386

Convertible securities — 0.05%

MISCELLANEOUS — 0.05%
Other convertible securities in initial period of acquisition		5,326

Total convertible securities (cost: $15,909,000)		5,326

	Principal amount
Bonds & notes — 12.21%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 11.19%
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	13,810
Brazilian Treasury Bill 6.00% 2010[1,6]	BRL66,232	30,472
Brazilian Treasury Bill 0% 2010	34,600	14,237
Brazilian Treasury Bill 0% 2010	25,000	10,798
Brazilian Treasury Bill 6.00% 2011[1,6]	8,385	3,823
Brazil (Federal Republic of) 10.00% 2012[1]	8,000	3,553
Brazil (Federal Republic of) 10.00% 2014[1]	9,000	3,777
Brazilian Treasury Bill 6.00% 2015[1,6]	17,803	7,697
Brazil (Federal Republic of) Global 12.50% 2016	29,400	13,981
Brazil (Federal Republic of) Global 6.00% 2017	$22,625	23,066
Brazil (Federal Republic of) 10.00% 2017[1]	BRL13,500	5,316
Brazilian Treasury Bill 6.00% 2017[1,6]	17,803	7,603
Brazil (Federal Republic of) Global 8.00% 2018[7]	$37,828	41,043
Brazil (Federal Republic of) Global 5.875% 2019	9,100	9,045
Brazil (Federal Republic of) Global 8.875% 2019	9,000	10,755
Brazil (Federal Republic of) Global 12.50% 2022	BRL20,000	9,488
Brazil (Federal Republic of) Global 8.875% 2024	$900	1,075
Brazil (Federal Republic of) Global 10.125% 2027	14,500	19,067
Brazil (Federal Republic of) Global 7.125% 2037	16,730	17,399
Brazil (Federal Republic of) Global 11.00% 2040	52,000	66,690
Brazilian Treasury Bill 6.00% 2045[1,6]	BRL35,605	14,044
United Mexican States Government Global 9.875% 2010	$21,625	23,095
United Mexican States Government 9.00% 2012	MXN100,000	7,816
United Mexican States Government Global 6.375% 2013	$30,380	32,431
United Mexican States Government, Series MI10, 8.00% 2013	MXN56,068	4,200
United Mexican States Government Global 5.875% 2014	$4,500	4,689
United Mexican States Government, Series MI10, 9.50% 2014	MXN449,500	35,982
United Mexican States Government, Series M10, 8.00% 2015	165,000	12,286
United Mexican States Government Global 5.625% 2017	$23,640	23,723
United Mexican States Government, Series M10, 7.75% 2017	MXN15,000	1,093
United Mexican States Government Global 5.95% 2019	$8,020	8,020
United Mexican States Government, Series M20, 10.00% 2024	MXN123,000	10,515
United Mexican States Government Global 7.50% 2033	$6,200	6,525
United Mexican States Government Global 6.05% 2040	11,570	10,153
Turkey (Republic of) 14.00% 2011	TRY71,400	46,202
Turkey (Republic of) 11.50% 2012	$6,000	6,930
Turkey (Republic of) 10.00% 2012[1,6]	TRY37,595	23,778
Turkey (Republic of) 16.00% 2012	7,500	4,984
Turkey (Republic of) 16.00% 2013	18,400	12,417
Turkey (Republic of) 7.25% 2015	$10,150	10,404
Turkey (Republic of) 7.00% 2016	24,000	24,360
Turkey (Republic of) 6.75% 2018	33,260	32,345
Turkey (Republic of) 7.00% 2019	8,000	7,750
Turkey (Republic of) 6.875% 2036	7,500	6,487
Colombia (Republic of) Global 11.75% 2010	COP20,000,000	9,084
Colombia (Republic of) Global 10.00% 2012	$32,025	36,909
Colombia (Republic of) Global 10.75% 2013	9,840	11,906
Colombia (Republic of) Global 8.25% 2014	3,100	3,546
Colombia (Republic of) Global 12.00% 2015	COP49,360,000	25,914
Colombia (Republic of) Global 7.375% 2017	$22,000	23,650
Colombia (Republic of) Global 11.75% 2020	2,420	3,273
Colombia (Republic of) Global 8.125% 2024	4,375	4,812
Colombia (Republic of) Global 9.85% 2027	COP11,815,000	5,712
Colombia (Republic of) Global 7.375% 2037	$21,955	22,120
Peru (Republic of) 8.375% 2016	41,800	48,697
Peru (Republic of) 7.125% 2019	4,590	5,003
Peru (Republic of) 7.35% 2025	6,550	7,090
Peru (Republic of) 6.55% 2037[7]	7,242	7,041
Russian Federation 8.25% 2010[7]	10,980	11,282
Russian Federation 8.25% 2010[3,7]	1,255	1,290
Russian Federation 7.50% 2030[3,7]	29,580	28,841
Russian Federation 7.50% 2030[7]	23,305	22,722
Panama (Republic of) Global 7.25% 2015	9,850	10,613
Panama (Republic of) Global 7.125% 2026	7,300	7,337
Panama (Republic of) Global 8.875% 2027	2,775	3,184
Panama (Republic of) Global 9.375% 2029	9,034	10,615
Panama (Republic of) Global 6.70% 2036[7]	17,739	17,207
Philippines (Republic of) 8.25% 2014	6,505	7,221
Philippines (Republic of) 9.375% 2017	4,000	4,700
Philippines (Republic of) 9.875% 2019	10,800	12,987
Philippines (Republic of) 7.75% 2031	16,070	16,371
Polish Government 5.00% 2013	PLN31,520	9,135
Polish Government 5.25% 2013	38,400	11,293
Polish Government 5.00% 2015	$2,900	2,801
Polish Government 5.25% 2017	PLN13,000	3,683
Dominican Republic 9.50% 2011[7]	$1,729	1,669
Dominican Republic 9.04% 2018[7]	3,935	3,433
Dominican Republic 8.625% 2027[3,7]	19,900	14,428
Malaysian Government 3.756% 2011	MYR43,145	12,427
Malaysian Government 3.833% 2011	8,900	2,567
Egypt (Arab Republic of) Treasury Bill 0% 2009	EGP34,375	6,039
Egypt (Arab Republic of) 9.10% 2010	20,000	3,587
Egypt (Arab Republic of) 8.75% 2012	26,350	4,131
South Africa (Republic of) 6.50% 2014	$10,000	10,475
Argentina (Republic of) 5.83% 2033[1,6,7,8]	ARS 45,651	3,020
Argentina (Republic of) GDP-Linked 2035	335,653	3,680
Hungarian Government 6.00% 2012	HUF499,400	1,998
Czech Republic, Series 51, 4.00% 2017	CZK31,600	1,477
		1,147,894

ENERGY — 0.68%
Gaz Capital SA 7.343% 2013	$600	540
Gaz Capital SA 8.146% 2018[1]	15,320	13,022
Gazprom International SA 7.201% 2020[7]	6,922	6,343
Gaz Capital SA, Series 9, 6.51% 2022	16,650	11,155
Gaz Capital SA 6.51% 2022[3]	11,375	7,621
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	1,775	1,620
Gaz Capital SA 7.288% 2037	17,000	11,560
Pemex Project Funding Master Trust 6.625% 2035	21,800	17,737
		69,598

UTILITIES — 0.13%
AES Panamá, SA 6.35% 2016[3]	10,400	9,106
Enersis SA 7.375% 2014	4,550	4,810
		13,916

MATERIALS — 0.09%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	2,204
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,815	3,744
C10 Capital (SPV) Ltd. 6.722% (undated)[3,9]	6,600	2,965
		8,913

TELECOMMUNICATION SERVICES — 0.05%
Orascom Telecom 7.875% 2014[3]	6,955	5,181

FINANCIALS — 0.04%
Kazkommerts International BV 7.875% 2014	7,000	3,815

INDUSTRIALS — 0.03%
TFM, SA de CV 9.375% 2012	3,200	2,944

Total bonds & notes (cost: $1,302,309,000)		1,252,261

Short-term securities — 10.59%

U.S. Treasury Bills 0.15%–0.335% due 5/14–7/2/2009	189,200	189,171
Fannie Mae 0.17%–0.85% due 5/11–9/14/2009	136,800	136,736
Federal Home Loan Bank 0.155%–0.22% due 5/6–7/24/2009	96,100	96,083
Freddie Mac 0.20%–0.90% due 5/19–8/24/2009	92,854	92,821
Canada Bills 0.30%–0.50% due 7/6–10/13/2009	78,844	78,698
Total Capital SA 0.31%–0.39% due 6/9–6/26/2009[3]	56,800	56,763
Denmark (Kingdom of) 0.30%–0.31% due 6/22–7/1/2009	52,900	52,871
International Bank for Reconstruction and Development 0.32% due 5/1–6/16/2009	47,800	47,791
BNP Paribas Finance Inc. 0.27% due 6/2/2009	38,700	38,690
Caisse d’Amortissement de la Dette Sociale 0.31%–0.52% due 5/4–7/1/2009	38,500	38,486
Toronto-Dominion Holdings USA Inc. 0.19% due 5/20/2009[3]	36,400	36,396
British Columbia (Province of) 0.27%–0.30% due 6/15–6/22/2009	35,400	35,388
Bank of Nova Scotia 0.20%–0.25% due 5/1–6/3/2009	34,100	34,097
Société Générale North America, Inc. 0.65% due 7/20/2009	27,800	27,749
National Australia Funding (Delaware) Inc. 0.47% due 7/21/2009[3]	27,000	26,971
Canadian Imperial Bank of Commerce 0.45% due 6/1/2009	25,000	25,000
KfW 0.22% due 5/29/2009[3]	19,900	19,897
Park Avenue Receivables Co., LLC 0.30% due 5/14/2009[3]	13,300	13,298
Chevron Funding Corp. 0.23% due 5/22/2009	10,000	9,999
NetJets Inc. 0.17% due 5/8/2009[3]	9,800	9,800
Siemens Capital Co. LLC 0.22% due 6/25/2009[3]	9,550	9,539
Old Line Funding, LLC 0.25% due 5/15/2009[3]	7,600	7,599
Brazilian Treasury Bill 0% due 10/1/2009	BRL4,000	1,767

Total short-term securities (cost: $1,085,414,000)		1,085,610

Total investment securities (cost: $11,649,368,000)		10,282,552
Other assets less liabilities		(26,055)

Net assets		$10,256,497

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $5,913,731,000, which represented 57.66% of the net assets of the fund.
2 Security did not produce income during the last 12 months.
3 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $313,533,000, which represented 3.06% of the net assets of the fund.
4 Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 2/1/2007–7/23/2007 at a cost of $38,291,000) may be subject to legal or contractual restrictions on resale.
5 Represents an affiliated company as defined under the Investment Company Act of 1940.
6 Index-linked bond whose principal amount moves with a government retail price index.
7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts	COP = Colombian pesos	MXN = Mexican pesos
GDR = Global Depositary Receipts	CZK = Czech korunas	MYR = Malaysian ringgits
ARS = Argentine pesos	EGP = Egyptian pounds	PLN = Polish zloty
BRL = Brazilian reais	HUF = Hungarian forints	TRY = New Turkish liras

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-936-0609O-S15803

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: July 8, 2009

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: July 8, 2009